As filed with the Securities and Exchange Commission on December 1, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2023 – September 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

Payson Total
Return Fund
SEMI-ANNUAL REPORT // September 30, 2023
(Unaudited)

Payson Total Return Fund
Table of Contents
September 30, 2023
IMPORTANT INFORMATION
An investment in the Fund is subject to risk, including the possible loss of principal. Other Fund risks include equity risk, convertible securities risk, debt securities risk, sector risk, exchange-traded funds risk, interest rate risk, credit risk, inflation indexed security risk, U.S. government securities risk, value investment risk, mortgage-related and other asset-backed securities risk, and foreign investments risk. Foreign investing involves certain risks and increased volatility not associated with investing solely in the U.S., including currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Mortgage-related and other asset-backed securities risks include extension risk and prepayment risk. In addition, the Fund invests in midcap companies, which pose greater risks than those associated with larger, more established companies. There is no assurance that the
Fund will achieve its investment objective.
Schedule of Investments 1
Statement of Assets and Liabilities 3
Statement of Operations 4
Statements of Changes in Net Assets 5
Financial Highlights 6
Notes to Financial Statements 7
Additional Information 12

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
See Notes to Financial Statements.
1
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 97.3%
Consumer Discretionary - 9.5%
4,375 AutoZone, Inc. (a) $ 11,112,456
14,548 Lowe's Cos., Inc. 3,023,656
19,944 Polaris, Inc. 2,076,968
27,285 The Home Depot, Inc. 8,244,436
24,457,516
Consumer Staples - 2.0%
10,325 Thermo Fisher Scientific, Inc. 5,226,205
Energy - 4.7%
37,160 Chevron Corp. 6,265,919
37,284 Marathon Petroleum Corp. 5,642,561
11,908,480
Financials - 17.8%
17,696 Aon PLC, Class A 5,737,397
41,650 Berkshire Hathaway, Inc.,
Class B (a) 14,589,995
31,206 LPL Financial Holdings, Inc. 7,416,106
21,760 Mastercard, Inc., Class A 8,615,002
40,725 Visa, Inc., Class A 9,367,157
45,725,657
Health Care - 7.5%
36,735 AbbVie, Inc. 5,475,719
21,630 Amgen, Inc. 5,813,279
15,953 GE HealthCare Technologies, Inc. 1,085,442
25,730 Johnson & Johnson 4,007,447
5,830 UnitedHealth Group, Inc. 2,939,428
19,321,315
Industrials - 5.4%
47,150 AMETEK, Inc. 6,966,884
84,285 Otis Worldwide Corp. 6,768,929
13,735,813
Information Technology - 50.4%
13,172 Accenture PLC, Class A 4,045,253
24,930 Adobe, Inc. (a) 12,711,807
138,817 Alphabet, Inc., Class A (a) 18,165,593
78,490 Apple, Inc. 13,438,273
19,855 Broadcom, Inc. 16,491,166
Shares Security Description Value
Information Technology - 50.4% (continued)
48,200 CDW Corp. $ 9,724,832
208,126 HP, Inc. 5,348,838
18,000 Lam Research Corp. 11,281,860
24,945 Meta Platforms, Inc., Class A (a) 7,488,738
23,215 Microsoft Corp. 7,330,136
26,026 NXP Semiconductors NV 5,203,118
40,000 Taiwan Semiconductor
Manufacturing Co., Ltd., ADR 3,476,000
38,785 Texas Instruments, Inc. 6,167,203
43,359 WEX, Inc. (a) 8,155,394
129,028,211
Total Common Stock (Cost $174,321,605) 249,403,197
Investments, at value - 97.3% (Cost
$174,321,605) $ 249,403,197
Other Assets & Liabilities, Net - 2.7% 6,846,624
Net Assets - 100.0% $ 256,249,821
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 249,403,197
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 249,403,197

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
See Notes to Financial Statements.
2
PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary 9.8%
Consumer Staples 2.1%
Energy 4.8%
Financials 18.3%
Health Care 7.8%
Industrials 5.5%
Information Technology 51.7%
100.0%

Payson Total Return Fund
Statement of Assets and Liabilities
September 30, 2023
See Notes to Financial Statements.
3
ASSETS
Investments, at value (Cost $174,321,605) $ 249,403,197
Cash 6,752,295
Receivables:
Fund shares sold 321,054
Dividends and interest 147,226
Prepaid expenses 22,999
Total Assets
256,646,771
LIABILITIES
Payables:
Fund shares redeemed 81,034
Distributions payable 126,035
Accrued Liabilities:
Investment adviser fees 129,988
Trustees’ fees and expenses 27
Fund services fees 28,356
Other expenses 31,510
Total Liabilities
396,950
NET ASSETS
$ 256,249,821
COMPONENTS OF NET ASSETS
Paid-in capital $ 175,500,786
Distributable Earnings 80,749,035
NET ASSETS
$ 256,249,821
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 9,626,556
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 26.62

Payson Total Return Fund
Statement of Operations
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023
See Notes to Financial Statements.
4
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $13,440) $ 1,882,900
Interest income 95,887
Total Investment Income
1,978,787
EXPENSES
Investment adviser fees 761,011
Fund services fees 174,421
Custodian fees 12,716
Registration fees 12,579
Professional fees 26,636
Trustees' fees and expenses 5,097
Other expenses 34,065
Total Expenses 1,026,525
NET INVESTMENT INCOME
952,262
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 5,869,902
Net change in unrealized appreciation (depreciation) on investments
12,017,615
NET REALIZED AND UNREALIZED GAIN
17,887,517
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 18,839,779

Payson Total Return Fund
Statements of Changes in Net Assets
See Notes to Financial Statements.
5
For the Six
Months
Ended
September 30,
2023
For the Year
Ended
March 31, 2023
OPERATIONS
Net investment income $ 952,262 $ 2,863,256
Net realized gain 5,869,902 1,585,856
Net change in unrealized appreciation (depreciation) 12,017,615 (21,276,307)
Increase (Decrease) in Net Assets Resulting from Operations
18,839,779 (16,827,195)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(956,861) (6,059,082)
CAPITAL SHARE TRANSACTIONS
Sale of shares 13,169,315 79,389,467
Reinvestment of distributions 628,629 4,924,970
Redemption of shares
(13,846,376) (45,357,046)
Increase (Decrease) in Net Assets from Capital Share Transactions
(48,432) 38,957,391
Increase in Net Assets
17,834,486 16,071,114
NET ASSETS
Beginning of Period
238,415,335 222,344,221
End of Period
$ 256,249,821 $ 238,415,335
SHARE TRANSACTIONS
Sale of shares 494,696 3,211,535
Reinvestment of distributions 23,490 199,667
Redemption of shares
(524,028) (1,865,222)
Increase (Decrease) in Shares
(5,842) 1,545,980

Payson Total Return Fund
Financial Highlights
See Notes to Financial Statements.
6
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
September 30,
2023
For the Years Ended March 31,
2023 2022 2021 2020 2019
NET ASSET VALUE,
Beginning of Period
$ 24.75 $ 27.50 $ 27.20 $ 18.17 $ 19.37 $ 17.76
INVESTMENT
OPERATIONS
Net investment income
(a) 0.10 0.29 0.14 0.17 0.15 0.13
Net realized and
unrealized gain (loss)
1.87 (2.45) 3.92 10.75 (1.20) 1.61
Total from Investment
Operations
1.97 (2.16) 4.06 10.92 (1.05) 1.74
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.10) (0.28) (0.14) (0.17) (0.15) (0.13)
Net realized gain
– (0.31) (3.62) (1.72) – –
Total Distributions to
Shareholders
(0.10) (0.59) (3.76) (1.89) (0.15) (0.13)
NET ASSET VALUE, End
of Period
$ 26.62 $ 24.75 $ 27.50 $ 27.20 $ 18.17 $ 19.37
TOTAL RETURN
7.96%(b) (7.81)% 14.82% 61.37% (5.48)% 9.83%
RATIOS/
SUPPLEMENTARY DATA
Net Assets at End of
Period (000s omitted) $ 256,250 $ 238,415 $ 222,344 $ 170,824 $ 104,475 $ 108,910
Ratios to Average Net
Assets:
Net investment income 0.75%(c) 1.17% 0.50% 0.72% 0.74% 0.71%
Net expenses 0.81%(c) 0.82% 0.82% 0.85% 0.86% 0.89%
PORTFOLIO TURNOVER
RATE 26%(b) 51% 87% 64% 25% 27%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.

Payson Total Return Fund
Notes to Financial Statements
7
Note 1. Organization
The Payson Total Return Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on November 25, 1991. The Fund seeks a combination of high current income and capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment
Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has
designated the Adviser, as defined in Note 4, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair

Payson Total Return Fund
Notes to Financial Statements
8
value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2023, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Payson Total Return Fund
Notes to Financial Statements
9
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and net foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the period, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the
Internal Revenue Service for a period of three fiscal years after they are filed. As of September 30, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s balance sheet.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of September 30, 2023, the Fund had $6,502,295 at US Bank, N.A. that exceeded the FDIC insurance limit.

Payson Total Return Fund
Notes to Financial Statements
10
Note 4. Fees and Expenses
Investment Adviser – H.M. Payson & Co. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.60% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a
ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman).
The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-
of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended September 30, 2023 were $64,469,146 and $70,396,951, respectively.

Payson Total Return Fund
Notes to Financial Statements
11
Note 6. Federal Income Tax
As of September 30, 2023, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of March 31, 2023 , distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to treatment of distributions payable.
As of March 31, 2023, the Fund had $197,778 of available short-term capital loss carryforwards that have no expiration date.
Note 7. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Gross Unrealized Appreciation
$ 76,576,657
Gross Unrealized Depreciation
(1,495,065)
Net Unrealized Appreciation
$ 75,081,592
Undistributed Ordinary Income
$ 290,452
Capital and Other Losses
(197,778)
Unrealized Appreciation
63,063,977
Other Temporary Differences
(290,534)
Total
$ 62,866,117

Payson Total Return Fund
Additional Information
September 30, 2023
12
Investment Advisory Agreement Approval
At the June 8, 2023 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between H.M. Payson & Co. (the “Adviser”) and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was advised by independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability, the staffing and experience, and the financial strength necessary to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the
Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the
Fund under the Advisory Agreement.

Payson Total Return Fund
Additional Information
September 30, 2023
13
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund as compared to its primary benchmark index. The Board observed that the Fund underperformed its primary benchmark index, the S&P 500 Index, for the one- and 10-year periods ended March 31, 2023, and for the period since the Fund’s inception on November 25, 1991, and outperformed the benchmark for the three- and five-year periods ended March 31, 2023. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic
Insight, Inc. (“Strategic Insight”) as having characteristics similar to those of the Fund. The Board observed that, based on the information provided by Strategic Insight, the Fund underperformed the average of its
Strategic Insight peers for the one-year period ended March 31, 2023 and outperformed the average of its
Strategic Insight peers for the three-, five-, and 10-year periods ended March 31, 2023. The Board noted
the Adviser’s representation that the Fund’s relative underperformance during the one-year period could be attributed, at least in part, to the sector weightings and, specifically, the Fund’s overexposure to the health care sector, which underperformed the market as a whole during the period. The Board also noted the Adviser’s representations that the Fund’s underperformance for the one-year period relative to the benchmark index and peers was minimal and that the Adviser remained comfortable with the Fund’s performance during the year. In consideration of the Adviser’s investment style and the foregoing performance information, among other considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on the net advisory fee rate and net total expenses of the Fund as compared to its Strategic Insight peer group. The Board observed that the Fund’s net advisory fee rate and net total expense ratio were each lower than the median of its Strategic Insight peers. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the information provided by the Adviser regarding the costs and profitability of its Fund activities.
The Board noted the Adviser’s representation that it does not assess the profitability of its relationship with the Fund separate and apart from that of the adviser as a whole, though administrative and compliance costs attributable to the Fund were believed to have increased in recent years relative to the Adviser’s other advisory clients. Based on these and other applicable considerations, the Board concluded that the
Adviser’s profitability attributable to management of the Fund was reasonable.

Payson Total Return Fund
Additional Information
September 30, 2023
14
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the
Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board also considered the
Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s current asset levels, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information and other applicable factors, and in light of the relatively stable asset levels in the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that the advisory fee remained reasonable in light of the current information provided to the Board with respect to economies of scale.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the
Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by
Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis

Payson Total Return Fund
Additional Information
September 30, 2023
15
regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program
Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1,
2022 through June 30, 2023 in order to prepare a written report to the Board for review at its meeting held on September 14, 2023.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’
interests in the Fund; (ii) the Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate;
(iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 805-
8258 and on the SEC website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-
month period ended June 30 is available, without charge and upon request, by calling (800) 805-8258 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at
www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 through September 30, 2023.

Payson Total Return Fund
Additional Information
September 30, 2023
16
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
April 1, 2023
Ending
Account Value
September 30, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,079.57 $ 4.21 0.81%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.95 $ 4.09 0.81%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.

800 805 8258 // hmpayson.com
FOR MORE INFORMATION
Payson Total Return Fund
P.O. Box 588
Portland, Maine 04112
(800) 805-8258 (toll free)
www.hmpayson.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
Investment Company Act File No. 811-03023
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
800 805 8258 // hmpayson.com
230-SAR-0923

Beck Mack + Oliver LLC
Semi-Annual Report
September 30, 2023
(Unaudited)
Beck Mack + Oliver Partners Fund

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2023
1
Dear Fellow Shareholder:
The Beck Mack + Oliver Partners Fund (the “Partners Fund”) returned +10.45% net of fees and expenses for the six-month semi-annual period ended September 30, 2023 (the “Semi-Annual Period”), resulting in a net asset value of $19.13. By comparison, during the Semi-Annual Period, the S&P 500 Index (the “S&P 500”), which is the Partners Fund’s principal benchmark, returned +5.18%.
Performance Update
We were pleased with the performance of the Partners Fund during the Semi-Annual Period, as its total returns were more than double those of the S&P 500. The portfolio benefited from strong performance by many of the largest positions as well as by some of the more recent additions.
We have also been pleased with the performance of the Partners Fund over the last few years, which we believe reflects both intrinsic value creation at the individual portfolio companies and the identification of attractive new investment ideas during that time period.
Performance data quoted represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 943-6786.
Largest Positive & Negative Contributors
The table below indicates the largest positive and negative contributors to investment performance as well as the total returns of the respective securities during the Semi-Annual Period.
1
1
Contribution refers to how much the position contributed to, or detracted from, the Partners Fund’s investment performance during the Semi-Annual
Period. Total return refers to the security’s total return during the entire Semi-Annual Period.
Semi-Annual
Period One Year
Three Years
Annualized
Partners Fund +10.45% +25.49% +18.60%
S&P 500® Index +5.18% +21.62% +10.15%
Largest Positive Contributors Largest Negative Contributors
Position Contribution Total Return Position Contribution Total Return
Apollo Global Management +2.66% +43.85% Warner Bros. Discovery -1.12% -28.08%
Blackstone +1.45% +24.02% Waters Corp. -0.20% -11.44%
Alphabet +1.39% +26.78% Laboratory Corp. of America -0.16% +2.69%

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2023
2
The Partners Fund has had a long-running investment in both Blackstone and Apollo Global Management, which are among the largest alternative asset managers and which we have written about in several prior shareholder letters. Since their inception decades ago, the two companies have excelled at raising capital and investing it. In recent years, their businesses have become more valuable by virtue of their successful expansion into new asset classes, perpetual capital vehicles, and the retail investor channel. We believe that continued progress along each of these fronts, especially during a period of macroeconomic volatility, contributed to their total return outperformance during the Semi-Annual Period.
The Partners Fund has also had a long-running investment in Alphabet, whose businesses include Google search, YouTube,
Google cloud, and others. Alphabet had underperformed during the fiscal year ended March 31, 2023, on account of a deceleration in its revenue growth, which in turn followed extraordinary growth in its various businesses as the economy emerged from the pandemic. Alphabet’s total returns during the Semi-Annual Period benefited from both a reacceleration in revenue growth as well as an improvement in its valuation multiple, which we regarded as being unduly cheap at the beginning of the Semi-Annual Period.
At the end of the Semi-Annual Period, Apollo Global Management, Blackstone, and Alphabet were the three largest positions, respectively. The size of the positions and their individual total returns were important factors in the Partners
Fund’s outperformance during the Semi-Annual Period. We remain enthusiastic about all three investments and the outlook for the underlying businesses to continue to compound intrinsic value.
The largest negative contributor during the Semi-Annual Period was Warner Bros. Discovery (“WBD”), which we have discussed in prior shareholder letters. From a business standpoint, we remain satisfied with the company’s ongoing integration of the acquired Warner Media assets (which include HBO, CNN, Warner Bros., and others), realization of expense synergies, and rapid paydown of debt. From a stock standpoint, the performance during the Semi-Annual Period partly reflects the extraordinary returns generated during the first three months of calendar year 2023. During the three months ended March 31, 2023, WBD generated a total return of +59.28% vs. +7.48% for the S&P 500. During the nine months ended September 30, 2023, WBD generated a total return of +14.56% vs. +13.06% for the S&P 500.
The other two largest negative contributors, Waters Corp. and Laboratory Corp. of America (“Labcorp”), are healthcare businesses, and the healthcare sector itself underperformed during the Semi-Annual Period, having generated a total return of +0.22% vs. +5.18% for the S&P 500. Thus, Labcorp modestly outperformed its sector. Waters Corp. is yet another long-
term investment of the Partners Fund and is an excellent life sciences business that specializes in mass spectrometry and liquid chromatography. The business overall has been performing well, though more than 15% of its consolidated revenue is generated in China, and the slowdown in that market has been a headwind for the company in recent quarters. We believe that Waters Corp. has an attractive position in the Chinese market and that the slowdown there will prove to be temporary.
New & Exited Positions
The following table indicates the two new positions that were initiated and the two positions that were exited during the
Semi-Annual Period.

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2023
3
Labcorp is primarily a US-based clinical lab business. Almost a decade ago, it entered the contract research organization
(“CRO”) market via the acquisition of a company called Covance, which performed outsourced clinical trials for biopharmaceutical companies. In July of this year, Labcorp spun off its global CRO business, which was renamed Fortrea.
As a shareholder of Labcorp, the Partners Fund automatically became a shareholder of Fortrea upon the spinoff, and we subsequently purchased more shares in the open market. The CRO market has attractive growth characteristics based on the growth in research and development spending by the biopharmaceutical industry and on the outsourcing of clinical trial work. As an independent company, Fortrea has an opportunity to increase margins to levels more inline with those of its peers. We are also enthusiastic about CEO Tom Pike, who previously ran and sold a public CRO.
Rush Enterprises is the largest commercial truck dealership in North America and has an excellent aftermarket franchise that generates a majority of the company’s earnings. We believe that CEO Rusty Rush is highly capable and well aligned with shareholders via his more than 10% ownership of the company. The balance sheet is conservatively underleveraged and the company has consistently generated strong returns on capital.
We believe that our entry prices in both Fortrea and Rush Enterprises correspond to attractive valuations, especially for businesses that we expect to generate significant growth in the coming years.
The Partners Fund initiated an investment in Advanced Drainage Systems in calendar year 2019 and exited the position during the Semi-Annual Period. Our cost basis was approximately $26 per share and the share price at which the final shares were sold was nearly $99. The principal factor in our decision to sell was that prospective total returns had compressed relative to when we initiated the investment, primarily as a result of an expansion in the valuation multiple.
During the Semi-Annual Period, we also exited Teva Pharmaceutical Industries, which we have written about in prior shareholder letters. Although the company has successfully disposed of its opioid-related liabilities, we determined that under the new CEO the company could become less focused on margin expansion and disciplined capital allocation, and we were more excited about other opportunities in the portfolio.
Other Portfolio Observations
As of the end of the Semi-Annual Period, the Partners Fund held 26 equity positions, with the 10 largest positions representing
57.7% of net assets. This compares to 26 equity positions, with the 10 largest positions representing 55.6% of net assets, as of March 31, 2023.
As of the end of the Semi-Annual Period, the largest sector exposures were financials (46.0% of net assets), industrials
(12.9%), and healthcare (12.4%), and cash represented less than 1% of net assets.

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2023
4
As of the end of the Semi-Annual Period, the Partners Fund had an estimated net capital loss carryforward of approximately
$10.2 million, or approximately $3.60 per share. We regard this carryforward as a potentially significant source a future value for the Partners Fund’s shareholders, as it may be utilized to offset future realized capital gains.
Outlook & Conclusion
One of the more notable market development of late has been the rapid rise in the longer-dated US Treasury yields. The yield on the 30-year US Treasury bond, for instance, increased from 3.86% at the end of June to 4.70% at the end of
September, which was its largest quarterly increase since the first quarter of calendar 2009.
A major contributor to this yield expansion, in our opinion, was revised expectations regarding the future interest rate policy of the Federal Reserve—not necessarily how high short-term interest rates may go, but how long they may stay at peak levels. Other potential factors include faster expected economic growth, higher or more persistent expected inflation, a worsening fiscal outlook, and ongoing efforts by the Federal Reserve and other central banks to shrink their holdings of government bonds.
As stock investors, however, we care less about the precise composition of macroeconomic causes behind the rise in yields than about what higher yields portend for our stock selection. Just as accelerating inflation during 2021 and 2022 underscored the importance of owning businesses with pricing power, we believe higher yields today put companies with healthy balance sheets and smart capital allocation at a distinct advantage. Interest rates are ultimately the measure of the cost of capital, and thus businesses that generate and have robust access to capital—and whose management teams and boards of directors have the wherewithal to intelligently deploy it—are more likely to thrive in the current environment.
Thank you for your support.
Yours sincerely,
John C. Ellis Richard C. Fitzgerald

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2023
5
Appendix: Historical Performance
Total returns for the Partners Fund and the S&P 500 Index for the periods ended September 30, 2023, were as follows:
Performance data quoted represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Shares redeemed or exchanged within 60 days of purchase will be charged a 2.00% redemption fee. As stated in the current prospectus, the Partners Fund’s annual operating expense ratio (gross) is 1.68%. However, the Partners Fund’s adviser has agreed to contractually waive its fees and/or reimburse expenses to limit total operating expenses to 1.00% through at least July 31, 2024; otherwise performance shown would have been lower. For the most recent month-end performance, please call (800) 943-6786. Returns greater than one year are annualized.
IMPORTANT RISKS AND DISCLOSURE:
There is no assurance that the Partners Fund will achieve its investment objective. An investment in the Partners Fund is subject to risk, including the possible loss of principal amount invested. The risks associated with the Partners Fund include:
equity and convertible securities risk, foreign securities risk, management risk, fixed income securities risk, noninvestment grade securities risk, liquidity risk, non-diversification risk, and business development risk. The Partners Fund may invest in small and mid-sized capitalization companies, and such companies may carry greater risk than is customarily associated with larger companies for various reasons, such as narrower markets, limited financial resources, and less liquid stock. The
Partners Fund may invest in large capitalization companies, and such companies may underperform other segments of the market for various reasons, such as lower responsiveness to competitive challenges or opportunities and an inability to attain high growth rates during periods of economic expansion.
The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total returns of the S&P 500 Index and of the Partners Fund include the reinvestment of dividends and income. The total return of the Partners Fund includes operating expenses that reduce returns, while the total return of the S&P 500 Index does not include expenses. The Partners Fund is professionally managed while the S&P
500 Index is unmanaged and is not available for investment. It is not possible to invest directly in an index.
This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change. The views in this report were those of the Partners Fund managers as of September 30, 2023, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Partners
Fund and do not constitute investment advice.
Annualized Returns
Semi-Annual
Period One Year Three Years Five Years Ten Years
Since Inception
(4/19/91)
Partners Fund +10.45% +25.49% +18.60% +8.43% +6.37% +8.61%
S&P 500® Index +5.18% +21.62% +10.15% +9.92% +11.91% +9.90%
As of the end of the Semi-Annual Period, the Partners Fund had an estimated net capital loss carryforward of approximately
$10.2 million, or approximately $3.60 per share. We regard this carryforward as a potentially significant source a future value for the Partners Fund’s shareholders, as it may be utilized to offset future realized capital gains.
Outlook & Conclusion
One of the more notable market development of late has been the rapid rise in the longer-dated US Treasury yields. The yield on the 30-year US Treasury bond, for instance, increased from 3.86% at the end of June to 4.70% at the end of
September, which was its largest quarterly increase since the first quarter of calendar 2009.
A major contributor to this yield expansion, in our opinion, was revised expectations regarding the future interest rate policy of the Federal Reserve—not necessarily how high short-term interest rates may go, but how long they may stay at peak levels. Other potential factors include faster expected economic growth, higher or more persistent expected inflation, a worsening fiscal outlook, and ongoing efforts by the Federal Reserve and other central banks to shrink their holdings of government bonds.
As stock investors, however, we care less about the precise composition of macroeconomic causes behind the rise in yields than about what higher yields portend for our stock selection. Just as accelerating inflation during 2021 and 2022 underscored the importance of owning businesses with pricing power, we believe higher yields today put companies with healthy balance sheets and smart capital allocation at a distinct advantage. Interest rates are ultimately the measure of the cost of capital, and thus businesses that generate and have robust access to capital—and whose management teams and boards of directors have the wherewithal to intelligently deploy it—are more likely to thrive in the current environment.
Thank you for your support.
Yours sincerely,
John C. Ellis Richard C. Fitzgerald

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2023
6
On December 1, 2009, a limited partnership managed by the adviser reorganized into the Partners Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Partners Fund. The Partners Fund’s performance for the periods before December 1, 2009, is that of the limited partnership and includes the expenses of the limited partnership, which were lower than the Partners Fund’s current expenses, except for 2008 where the expenses of the limited partnership were higher. The performance prior to December
1, 2009, is based on calculations that are different from the standardized method of calculations by the SEC. If the limited partnership’s performance had been readjusted to reflect the estimated expenses of the Partners Fund for its first Semi-
Annual Period, the performance would have been lower. The limited partnership was not registered under the Investment
Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.
Fund holdings and/or sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk. For a complete list of fund holdings, please refer to the Schedule of Investments in this report.

Beck Mack + Oliver Partners Fund
PERFORMANCE CHART AND ANALYSIS
September 30, 2023
7
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Beck,
Mack + Oliver Partners Fund (the “Fund”) compared with the performance of the benchmark, S&P 500® Index (the “S&P 500”), over the past 10 fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of a $10,000 Investment
Beck Mack + Oliver Partners Fund vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 943-6786. As stated in the Fund’s prospectus, the annual operating expense ratio
(gross) is 1.68%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to 1.00%, through July 31, 2024 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower.
Shares redeemed or exchanged within 60 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended September 30, 2023 One Year Five Year Ten Year
Beck Mack + Oliver Partners Fund 25.49% 8.43% 6.37%
S&P 500® Index 21.62% 9.92% 11.91%

Beck Mack + Oliver Partners Fund
PORTFOLIO PROFILE
September 30, 2023
8
PORTFOLIO HOLDINGS
% of Total Investments

Beck Mack + Oliver Partners Fund
SCHEDULE OF INVESTMENTS
September 30, 2023
9
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table includes Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by instrument type and industry.
Shares Security Description Value
Common Stock - 99.5%
Communication Services - 9.1%
26,000 Alphabet, Inc., Class C
(a)
$ 3,428,100
140,000 Warner Bros Discovery, Inc.
(a)
1,520,400
4,948,500
Consumer Discretionary - 3.3%
12,000 Hilton Worldwide Holdings, Inc. 1,802,160
Energy - 3.5%
70,000 Enterprise Products Partners LP 1,915,900
Financials - 46.0%
51,000 Apollo Global Management, Inc. 4,577,760
13,000 Arthur J Gallagher & Co. 2,963,090
37,000 Blackstone, Inc., Class A 3,964,180
6,000 Credit Acceptance Corp.
(a)
2,760,720
12,000 Enstar Group, Ltd.
(a)
2,904,000
23,000 Fiserv, Inc.
(a)
2,598,080
8,000 JPMorgan Chase & Co. 1,160,160
5,500 Mastercard, Inc., Class A 2,177,505
35,000 The Charles Schwab Corp. 1,921,500
25,026,995
Health Care - 12.4%
6,000 Abbott Laboratories 581,100
35,000 Fortrea Holdings, Inc.
(a)
1,000,650
9,000 Laboratory Corp. of America
Holdings 1,809,450
80,000 RadNet, Inc.
(a)
2,255,200
4,000 Waters Corp.
(a)
1,096,840
6,743,240
Industrials - 12.9%
43,000 Ashtead Group PLC 2,630,054
11,000 Ferguson PLC 1,809,170
15,000 Rush Enterprises, Inc., Class A 612,450
70,000 Zurn Elkay Water Solutions Corp. 1,961,400
7,013,074
Information Technology - 8.4%
16,000 CoStar Group, Inc.
(a)
1,230,240
10,500 Microsoft Corp. 3,315,375
4,545,615
Materials - 2.1%
4,500 The Sherwin-Williams Co. 1,147,725
Real Estate - 1.8%
130,000 Tricon Residential, Inc. 962,000
Total Common Stock (Cost $32,895,311) 54,105,209
Shares Security Description Value
Money Market Fund - 0.6%
351,427 First American
Government Obligations
Fund, Class X, 5.27%
(b)
(Cost $351,427) $ 351,427
Investments, at value - 100.1% (Cost $33,246,738) $ 54,456,636
Other Assets & Liabilities, Net - (0.1)% (71,843)
Net Assets - 100.0% $ 54,384,793
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September 30,
2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 54,456,636
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 54,456,636

Beck Mack + Oliver Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2023
10
See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.
ASSETS
Investments, at value (Cost $33,246,738) $ 54,456,636
Receivables:
Dividends 7,455
Prepaid expenses 19,420
Total Assets
54,483,511
LIABILITIES
Payables:
Fund shares redeemed 35,973
Accrued Liabilities:
Investment adviser fees 16,262
Trustees’ fees and expenses 172
Fund services fees 20,025
Other expenses 26,286
Total Liabilities
98,718
NET ASSETS
$ 54,384,793
COMPONENTS OF NET ASSETS
Paid-in capital $ 42,248,758
Distributable Earnings 12,136,035
NET ASSETS
$ 54,384,793
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 2,842,163
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 19.13

Beck Mack + Oliver Partners Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2023
11
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2,262) $ 352,954
Total Investment Income
352,954
EXPENSES
Investment adviser fees 270,445
Fund services fees 95,258
Custodian fees 5,279
Registration fees 11,556
Professional fees 23,145
Trustees' fees and expenses 3,160
Other expenses 41,598
Total Expenses 450,441
Fees waived
(179,996)
Net Expenses
270,445
NET INVESTMENT INCOME
82,509
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments
657,950
Foreign currency transactions
123
Net realized gain
658,073
Net change in unrealized appreciation (depreciation) on investments
4,472,779
NET REALIZED AND UNREALIZED GAIN
5,130,852
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 5,213,361

Beck Mack + Oliver Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS
12
See Notes to Financial Statements.
For the Six
Months
Ended
September 30,
2023
For the Year
Ended
March 31, 2023
OPERATIONS
Net investment income $ 82,509 $ 222,006
Net realized gain (loss) 658,073 (2,736,783)
Net change in unrealized appreciation (depreciation) 4,472,779 (4,496,538)
Increase (Decrease) in Net Assets Resulting from Operations
5,213,361 (7,011,315)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (17,575)
CAPITAL SHARE TRANSACTIONS
Sale of shares 591,808 2,249,501
Reinvestment of distributions – 16,536
Redemption of shares
(1,383,876) (4,758,998)
Redemption fees
34 2,132
Decrease in Net Assets from Capital Share Transactions
(792,034) (2,490,829)
Increase (Decrease) in Net Assets
4,421,327 (9,519,719)
NET ASSETS
Beginning of Period
49,963,466 59,483,185
End of Period
$ 54,384,793 $ 49,963,466
SHARE TRANSACTIONS
Sale of shares 31,123 129,698
Reinvestment of distributions – 1,000
Redemption of shares
(73,770) (268,263)
Decrease in Shares
(42,647) (137,565)

Beck Mack + Oliver Partners Fund
FINANCIAL HIGHLIGHTS
13
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
September 30,
2023
For the Years Ended March 31,
2023 2022 2021 2020 2019
NET ASSET VALUE,
Beginning of Period
$ 17.32 $ 19.68 $ 16.77 $ 9.27 $ 11.24 $ 11.56
INVESTMENT
OPERATIONS
Net investment income (a) 0.03 0.08 0.06 0.10 0.12 0.14
Net realized and unrealized
gain (loss)
1.78 (2.43) 2.84 7.48 (2.03) (0.46)
Total from Investment
Operations
1.81 (2.35) 2.90 7.58 (1.91) (0.32)
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income – (0.01) – (0.08) (0.06) –
Total Distributions to
Shareholders
– (0.01) – (0.08) (0.06) –
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.01 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End
of Period
$ 19.13 $ 17.32 $ 19.68 $ 16.77 $ 9.27 $ 11.24
TOTAL RETURN
10.45%(c) (11.96)% 17.35% 81.97% (17.17)% (2.77)%
RATIOS/
SUPPLEMENTARY DATA
Net Assets at End of Period
(000s omitted) $ 54,385 $ 49,963 $ 59,483 $ 47,464 $ 27,161 $ 36,760
Ratios to Average Net Assets:
Net investment income 0.31%(d) 0.44% 0.30% 0.82% 1.01% 1.19%
Net expenses 1.00%(d) 1.00% 1.00% 1.00% 1.00% 1.00%
Gross expenses (e) 1.67%(d) 1.68% 1.58% 1.86% 1.80% 1.74%
PORTFOLIO TURNOVER
RATE 4%(c) 11% 15% 18% 10% 17%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2023
14
Note 1. Organization
The Beck, Mack + Oliver Partners Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment
Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 1,
2009, after it acquired the net assets of BMO Partners Fund, L.P. (the “Partnership”), in exchange for Fund shares. The
Partnership commenced operations in 1991. The Fund seeks long-term capital appreciation with the preservation of capital.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Shares of non-exchange traded open-end mutual funds are valued at net asset value
(“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The
Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2023
15
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2023, for the Fund’s investments is included at the end of the Fund’s schedule of investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2023
16
capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal
Revenue Service for a period of three fiscal years after they are filed. As of September 30, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contracts. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Beck Mack + Oliver LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of
1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA
Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.
The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the
Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2023
17
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman). The Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses ) to 1.00% , through at least July 31, 2024. During the period ended September 30, 2023, fees waived were $179,996.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended September 30, 2023 were $2,022,602 and $2,713,795, respectively.
Note 6. Federal Income Tax
As of September 30, 2023, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of March 31, 2023, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to partnerships, wash sales and return of capital on equity securities.
As of March 31, 2023, the Fund had $4, 874 , 5 4 5 of available short-term capital loss carryforwards and $ 6 , 024 , 936 of available long-term capital loss carryforwards that have no expiration date.
Gross Unrealized Appreciation $ 23,309,982
Gross Unrealized Depreciation (2,100,084)
Net Unrealized Appreciation $ 21,209,898
Undistributed Ordinary Income
$ 18,044
Capital and Other Losses
(10,899,481)
Unrealized Appreciation
17,804,111
Total
$ 6,922,674

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2023
18
Note 7. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, which amends Fair
Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
(“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted.
Management is currently evaluating the impact of these amendments on the financial statements.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION
September 30, 2023
19
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the
“Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the
Fund’s investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2022 through June 30, 2023 in order to prepare a written report to the Board for review at its meeting held on September 14, 2023.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the
Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds
“highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 943-6786 and on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-
month period ended June 30 is available, without charge and upon request, by calling (800) 943-6786 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION
September 30, 2023
20
understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
April 1, 2023 through September 30, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
April 1, 2023
Ending
Account Value
September 30, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,104.51 $ 5.26 1.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.00 $ 5.05 1.00%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.

FOR MORE INFORMATION
Investment Adviser
Beck Mack + Oliver LLC
565 Fifth Ave, 19th Floor
New York, NY 10017
www.beckmack.com
Transfer Agent
Apex Fund Services, LLC
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Beck Mack + Oliver Partners Fund
P.O. Box 588
Portland, ME 04112
(800) 943-6786
www.beckmack.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
229-SAR-0923

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.
(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	December 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	December 1, 2023

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	December 1, 2023